UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
Address: 801 N. 96th Street, Omaha, NE 68114

Form 13F File Number: 28-12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy L Christensen
Title: Executive VP & COO
Phone: (402) 392-2418

Signature, Place, and Date of Signing:

/s/ Cindy L Christensen                Omaha, NE              November 08, 2011
-----------------------                ---------              -----------------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           58

Form 13F Information Table Value Total:                     $112,961
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           TITLE                      SHRS OR     VALUE  INVESTMENT     VOTING AUTORITY
             NAME OF ISSUER                OF CLASS         CUSIP     PRN AMT   (x$1000) DISCRETION   SOLE  SHARED   NONE
3M Company                                 common stock   88579Y101    54531        3915      Y        X
AGL Resources, Inc.                        common stock   001204106     1147          47      Y        X
AT&T                                       common stock   00206R102     2586          74      Y        X
American Capital Limited                   common stock   02503Y103     1657          11      Y        X
American Electric Power                    common stock   025537101      628          24      Y        X
American Express Company                   common stock   025816109     1000          45      Y        X
Amgen, Inc.                                common stock   031162100    77679        4269      Y        X
Aqua America, Inc.                         common stock   03836W103     3302          71      Y        X
Avon Products                              common stock   054303102   141825        2780      Y        X
BP PLC ADR                                 common stock   055622104   115650        4171      Y        X
Becton Dickinson & Company                 common stock   075887109    62825        4606      Y        X
Berkshire Hathaway Class B                 common stock   084670702    54323        3859      Y        X
Blackrock Muni Yield Quality Fund          common stock   09254F100      260           4      Y        X
Boeing Company                             common stock   097023105    67613        4091      Y        X
Bristol-Myers Squibb Co                    common stock   110122108   202332        6349      Y        X
CVS Caremark Corporation                   common stock   126650100   147000        4938      Y        X
Caterpillar, Inc.                          common stock   149123101    81690        6032      Y        X
Chevron Corporation                        common stock   166764100     1517         140      Y        X
Cisco Systems, Inc.                        common stock   17275R102   267175        4141      Y        X
Coca Cola Company                          common stock   191216100     1577         107      Y        X
Colgate Palmolive                          common stock   194162103      600          53      Y        X
ConocoPhillips                             common stock   20825C104      122           8      Y        X
DWS Multi Market Income Trust              common stock   23338L108      968           9      Y        X
Devon Energy Corporation                   common stock   25179M103    62931        3489      Y        X
DuPont de Nemours and Company              common stock   263534109    95025        3798      Y        X
Duke Energy Corporation                    common stock   26441C105     2000          40      Y        X
EMC Corporation                            common stock   268648102      900          19      Y        X
Exxon Mobil Corporation                    common stock   30231G102      100           7      Y        X
Fairpoint Communications Inc XXXBankrupt   common stock   305560104       11           0      Y        X
General Electric Company                   common stock   369604103   167630        2551      Y        X
General Mills                              common stock   370334104     1200          46      Y        X
Honda Motor Company                        common stock   438128308   133468        3891      Y        X
Intel Corporation                          common stock   458140100   233900        4990      Y        X
Johnson & Johnson                          common stock   478160104    72841        4639      Y        X
Kimberly-Clark Corporation                 common stock   494368103    74388        5282      Y        X
Level 3 Communications                     common stock   52729N100     2120           3      Y        X
McDonald's Corporation                     common stock   580135101    43851        3851      Y        X
Merck                                      common stock   58933Y105      400          13      Y        X
Microsoft Corporation                      common stock   594918104   218193        5431      Y        X
National Fuel Gas                          common stock   636180101      800          39      Y        X
Nuveen Insured Muni Opportunity Fund       common stock   670984103     1000          14      Y        X
Nuveen Quality Income Muni Fund            common stock   670977107      700          10      Y        X
Nuveen Select Quality Muni Fund            common stock   670973106     1100          16      Y        X
Pepsico, Inc.                              common stock   713448108      500          31      Y        X
Pfizer, Inc.                               common stock   717081103   176051        3113      Y        X
Procter & Gamble                           common stock   742718109     1790         113      Y        X
SPDR Gold Trust                            common stock   78463V107     3325         526      Y        X
Schlumberger Limited                       common stock   806857108      450          27      Y        X
Target Corporation                         common stock   87612E106      500          25      Y        X
The Bank of New York Mellon Corporation    common stock   064058100   105934        1969      Y        X
Tsakos Energy Navigation Limited           common stock   G9108L108   148907         831      Y        X
U.S. Bancorp                               common stock   902973304   119234        2807      Y        X
Valero Energy Corporation                  common stock   91913Y100    96445        1715      Y        X
Vectren Corporation                        common stock   92240G101      800          22      Y        X
Verizon Communications                     common stock   92343V104   148683        5472      Y        X
Wal-Mart Stores, Inc.                      common stock   931142103    96076        4986      Y        X
Zimmer Holdings, Inc.                      common stock   98956P102    64538        3451      Y        X
Red Oak Hereford Farms 4% Cum Convertible  pref stock     756990875     2000           0      Y        X